Short-Term Bank Loans	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 13 — SHORT-TERM BANK LOANS

Short-term bank loans consist of the following:

	Note	September 30, 2022	September 30, 2021
Short-term bank loans:
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Maturity date on June 15, 2022, interest rate 4.81% per annum	(1)	$-	$1,548,000
Maturity date on March 17, 2022, interest rate 4.81% per annum	(2)	-	1,238,400
Maturity date on March 13, 2023, interest rate 4.62% per annum	(3)	1,124,624	-
Maturity date on June 14, 2023, interest rate 4.62% per annum	(4)	1,405,780
Bank of Communications Co., Ltd
Maturity date on June 30, 2022, interest rate 4.50% per annum	(5)	-	1,548,000
Maturity date on June 24, 2023, interest rate 4.20% per annum	(6)	1,405,780
Total short-term loans		$3,936,184	$4,334,400

(1)	On June 16, 2021, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Jiangxi Luling Rural Commercial Bank (“LRC Bank”) to borrow RMB10 million (equivalent to $1,548,000) as working capital for one year, with the maturity date on June 15, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.

(2)	On March 18, 2021, the Company’s subsidiary, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,238,400) as working capital for one year, with the maturity date on March 17, 2022. The fixed interest rate of the loan was 4.81% per annum. There was no guarantee requirement for this loan. The loan was fully repaid upon maturity.

(3)	On March 14, 2022, the Company’s subsidiary, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,124,624) as working capital for one year, with the maturity date on March 13, 2023. The fixed interest rate of the loan was 4.62% per annum. There was no guarantee requirement for this loan.

(4)	On June 15, 2022, the Company’s subsidiary, Jiangxi Universe, entered into a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,405,780) as working capital for one year, with the maturity date on June 14, 2023. The fixed interest rate of the loan was 4.62% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, and chief executive officer, Ms. Lin Yang, the Company’s chief financial officer, Ms. Xing Wu, Mr. Gang Lai’s spouse, and the Company’s WFOE, Universe Technology, jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

(5)	On June 30, 2021, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,548,000) as working capital for one year, with the maturity date on June 30, 2022. The fixed interest rate of the loan was 4.5% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, Mr. Gang Lai’s spouse, Mrs. Xing Wu, and the Company’s subsidiary, Universe Trade, jointly signed guarantee agreements with Bank of Communications to provide credit guarantees for this loan. The loan was fully repaid upon maturity.

(6)	On June 24, 2022, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,405,780) as working capital for one year, with the maturity date on June 24, 2023. The fixed interest rate of the loan was 4.2% per annum. Jiangxi Province Financing Guarantee Group Co., Ltd., an unrelated third party, signed a guarantee agreement with Bank of Communications to provide credit guarantee for this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $199,852, $149,303 and $157,528 for the years ended September 30, 2022, 2021 and 2020, respectively.